Segments	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segments

NOTE 17 — Segments

The Company operated and managed its business as of December 31, 2013 as three distinct operating segments: Actavis Pharma, Actavis Specialty Brands and Anda Distribution. In January 2014, the Company organized its business into two operating segments: Actavis Pharma and Anda Distribution. The Actavis Pharma segment includes patent-protected products, certain trademarked off-patent pharmaceutical products that we sell and market as branded pharmaceutical products, and off-patent pharmaceutical products that are therapeutically equivalent to proprietary products. The Anda Distribution segment distributes generic and brand pharmaceutical products manufactured by third parties, as well as by the Company, primarily to independent pharmacies, pharmacy chains, pharmacy buying groups and physicians’ offices. The Anda Distribution segment operating results exclude sales of products developed, acquired, or licensed by the Actavis Pharma segment. These financial statements have been revised to reflect this change.

The accounting policies of the operating segments are the same as those described in “NOTE 3 — Summary of Significant Accounting Policies.” The Company evaluates segment performance based on segment contribution. Segment contribution for Actavis Pharma and Anda Distribution represents segment net revenues less cost of sales (excluding amortization and impairment of acquired intangibles including product rights), selling and marketing expenses and general and administrative expenses. The Company does not report total assets, capital expenditures, R&D, amortization, goodwill impairments, loss on assets held for sale and loss on asset sales, impairments and contingent consideration adjustment, net by segment as not all such information has been accounted for at the segment level, nor has such information been used by all segments. R&D related to our Actavis Pharma segment was $616.9 million, $402.5 million and $306.6 million in the years ended December 31, 2013, 2012 and 2011, respectively.

Segment net revenues, segment operating expenses and segment contribution information for the Company’s Actavis Pharma and Anda Distribution segments consisted of the following for the year ended December 31, 2013 (in millions):

	Year Ended December 31, 2013
	Actavis	Anda
	Pharma	Distribution	Total
Product sales	$7,294.9	$1,196.9	$8,491.8
Other revenue	185.8	—	185.8

Net revenues	7,480.7	1,196.9	8,677.6
Operating expenses:
Cost of sales(1)	3,666.2	1,024.5	4,690.7
Selling and marketing	928.1	92.2	1,020.3
General and administrative	994.9	32.6	1,027.5

Contribution	$1,891.5	$47.6	$1,939.1

Contribution margin	25.3%	4.0%	22.3%
Research and development			616.9
Amortization			842.7
Goodwill impairments			647.5
Loss on assets held for sale			42.7
Loss on asset sales, impairments and contingent consideration adjustment, net			212.5

Operating (loss)			$(423.2)

Operating margin			(4.9)%

(1)	Excludes amortization and impairment of acquired intangibles including product rights.

Segment net revenues, segment operating expenses and segment contribution information for the Company’s Actavis Pharma and Anda Distribution segments consisted of the following for the year ended December 31, 2012 (in millions):

	Year Ended December 31, 2012
	Actavis	Anda
	Pharma	Distribution	Total
Product sales	$4,796.8	$986.4	$5,783.2
Other revenue	131.7	—	131.7

Net revenues	4,928.5	986.4	5,914.9
Operating expenses:
Cost of sales(1)	2,547.7	846.6	3,394.3
Selling and marketing	472.9	73.6	546.5
General and administrative	587.4	37.9	625.3

Contribution	$1,320.5	$28.3	$1,348.8

Contribution margin	26.8%	2.9%	22.8%
Research and development			402.5
Amortization			481.1
Loss on asset sales, impairments and contingent consideration adjustment, net			149.5

Operating income			$315.7

Operating margin			5.3%

(1)	Excludes amortization and impairment of acquired intangibles including product rights.

Segment net revenues, segment operating expenses and segment contribution information for the Company’s Actavis Pharma and Anda Distribution segments consisted of the following for the year ended December 31, 2011 (in millions):

	Year Ended December 31, 2011
	Actavis	Anda
	Pharma	Distribution	Total
Product sales	$3,685.1	$776.2	$4,461.3
Other revenue	123.1	—	123.1

Net revenues	3,808.2	776.2	4,584.4
Operating expenses:
Cost of sales(1)	1,913.8	652.7	2,566.5
Selling and marketing	340.8	61.0	401.8
General and administrative	328.0	25.1	353.1

Contribution	$1,225.6	$37.4	$1,263.0

Contribution margin	32.2%	4.8%	27.5%
Research and development			306.6
Amortization			354.3
Loss on asset sales, impairments and contingent consideration adjustment, net			78.7

Operating income			$523.4

Operating margin			11.4%

(1)	Excludes amortization and impairment of acquired intangibles including product rights.

The following table presents net revenues for the reporting units in the Actavis Pharma segment for the years ended December 31, 2013, 2012 and 2011 (in millions):

	Year Ended December 31,
	2013	2012	2011
North American Brands:
Women’s Health	$292.8	$61.9	$32.5
Urology / Gastroenterology	408.8	217.7	209.0
Dermatology / Established Brands	360.9	198.6	190.6

Total North American Brands	1,062.5	478.2	432.1
North American Generics	3,915.7	3,472.2	2,945.6
International	2,502.5	978.1	430.5

Net Revenues	$7,480.7	$4,928.5	$3,808.2

North American Brand revenues are monitored based on the current mix of promoted products within Women’s Health, Urology / Gastroenterology and Dermatology / Established Brands. Movement of products between categories may occur from time to time based on changes in promotional activities.

Period-over- period movements include the impact and timing of acquisitions from the date the assets / businesses were acquired. Most notably:

•	the fiscal year ended December 31, 2013 includes the revenue impact of the Warner Chilcott Acquisition. The revenues recognized from the Warner Chilcott brands are primarily reflected in the North American Brands reporting unit with a portion of their revenues being recognized in the International reporting unit; and

•	the fiscal years ended December 31, 2013 and 2012, include the revenue impact of the Actavis Group Acquisition. The revenues recognized from the Actavis Group products are primarily reflected in the North American Generics and International reporting units.

The Company’s net product sales are represented by the sale of products in the following geographic areas for the years ended December 31, 2013, 2012 and 2011 (in millions):

	Year Ended December 31,
	2013	2012	2011
Americas	$6,051.4	$4,867.3	$4,089.9
Europe	2,003.8	677.7	288.8
MEAAP	436.6	238.2	82.6

	$8,491.8	$5,783.2	$4,461.3

The Company’s net product sales are represented by the sale of products in the following therapeutic categories for the years ended December 31, 2013, 2012 and 2011 (in millions):

	Year Ended December 31,
	2013	2012	2011
Central nervous system	$2,465.6	$1,964.0	$1,517.4
Cardiovascular	1,692.6	1,298.5	977.2
Hormones and synthetic substitutes	1,181.0	868.5	724.7
Anti-infective agents	469.1	267.9	197.9
Dermatologicals	375.0	78.7	55.3
Gastrointestinal	303.5	160.0	95.5
Alimentary tract and metabolism	246.1	47.5	—
Urology	161.7	174.0	140.5
Musculo-skeletal system	153.5	—	—
Women’s healthcare	120.0	—	—
Other	1,323.7	924.1	752.8

	$8,491.8	$5,783.2	$4,461.3